[GRAPHIC] securitybenefit.com * 800.888.2461

[SECURITY BENEFIT LOGO]

June 30, 2011

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
American Century Capital Portfolios, Inc.	0000908186	June 6, 2011
Ariel Investment Trust	0000798365	May 9, 2011
Baron Investment Funds Trust	0000810902	May 23, 2011
Goldman Sachs Trust	0000822977	June 2, 2011
Janus Investment Fund	0000277751	May 27, 2011
Northern Funds	0000916620	June 3, 2011
PIMCO Funds	0000810893	June 8, 2011
Prudential Jennison Small Company Fund, Inc.	0000318531	May 25, 2011
Rydex Series Funds	0000899148	June 8, 2011
Security Equity Fund	0000088525	June 8, 2011
Security Large Cap Value Fund	0000088565	June 8, 2011
Security Mid Cap Growth Fund	0000088676	June 8, 2011
Wells Fargo Funds Trust	0001081400	June 3, 2011

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001